Founders Claim Accrual (Details)	1 Months Ended	3 Months Ended
	Jan. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 ₪ / shares shares
Founders Claim Accrual [Line Items]
Founders claim accrual | $	$ 240,000
Return of founders shares | shares	330,952,906
Price per shares | (per share)	$ 0.0001	₪ 0.0001
Private Dror [Member]
Founders Claim Accrual [Line Items]
Founders claim accrual | $	$ 240,000
Common Stock [Member]
Founders Claim Accrual [Line Items]
Return of founders shares | shares		330,952,906